Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net
Intangible Assets, Net
9.	Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Brokerage licenses	60,558	60,558
Insurance adjusting license	2,293	2,293
Insurance agency license	35,130	35,130
Trademark and software copyright	77,042	77,042
Medical institution license	3,708	3,708
Total	178,731	178,731
Less: Accumulated amortization	(607)	(735)
Less: Impairment	(717)	(24,985)
Intangible assets, net	177,407	153,011

Amortization expense on intangible assets for the years ended December 31, 2022, 2023 and 2024 were RMB139, RMB138 and RMB128, respectively. As of December 31, 2024, the Group expects to record amortization expenses related to intangible assets RMB118 for each of the next five years from January 1, 2025 and RMB nil thereafter. RMB nil, RMB nil and RMB24,268 of impairment losses were recognized on intangible assets and were included under “general and administrative expenses” in the consolidated statement of comprehensive (loss)/income for the years ended December 31, 2022, 2023 and 2024, respectively.